UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2009

Date of reporting period:	6/30/2009

Item 1.	Schedule of Investments

Jennison Small Company Fund, Inc.

Schedule of Investments

as of June 30, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.7%
COMMON STOCKS

Aerospace & Defense 1.0%
456,766	Moog, Inc. (Class A Stock)(a)	$11,789,130

Air Freight & Logistics 0.8%
793,900	UTI Worldwide, Inc.(a)	9,050,460

Capital Markets 1.4%
610,200	Eaton Vance Corp.(b)	16,322,850

Commercial Banks 1.2%
292,094	Bank of the Ozarks, Inc.(b)	6,317,993
271,800	Prosperity Bancshares, Inc.	8,107,794

		14,425,787

Commercial Services & Supplies 2.8%
172,100	Clean Harbors, Inc.(a)(b)	9,291,679
591,100	Mobile Mini, Inc.(a)(b)	8,671,437
583,100	Waste Connections, Inc.(a)	15,108,121

		33,071,237

Communications Equipment 4.5%
688,700	ADTRAN, Inc.	14,786,389
579,700	Ciena Corp.(a)(b)	5,999,895
812,400	CommScope, Inc.(a)(b)	21,333,624
312,663	F5 Networks, Inc.(a)	10,815,013

		52,934,921

Computers & Peripherals 0.1%
575,600	On Track Innovations Ltd.(a)	840,376

Construction & Engineering 2.7%
1,023,100	Chicago Bridge & Iron Co. N.V.(b)	12,686,440
1,973,300	Great Lakes Dredge & Dock Corp.	9,432,374
205,400	URS Corp.(a)(b)	10,171,408

		32,290,222

Consumer Finance 0.9%
271,700	Alliance Data Systems Corp.(a)(b)	11,191,323

Diversified Consumer Services 1.7%
384,900	Bridgepoint Education, Inc.(a)	6,543,300
644,018	School Specialty, Inc.(a)(b)	13,015,604

		19,558,904

Diversified Telecommunication Services 3.5%
491,250	Iowa Telecommunications Services, Inc.	6,145,538
1,117,800	NTELOS Holdings Corp.	20,589,876
1,424,700	tw telecom, inc.(a)(b)	14,631,669

		41,367,083

Electric Utilities 0.5%
393,600	El Paso Electric Co.(a)	5,494,656

Electrical Equipment 0.3%
348,900	GrafTech International Ltd.(a)(b)	3,946,059

Electronic Equipment & Instruments 1.2%
379,200	Anixter International, Inc.(a)(b)	14,254,128

Energy Equipment & Services 2.9%
143,600	Core Laboratories N.V.(b)	12,514,740
227,400	Oceaneering International, Inc.(a)(b)	10,278,480
471,500	Pride International, Inc.(a)(b)	11,815,790

		34,609,010

Food & Staples Retailing 3.5%
550,100	Ruddick Corp.	12,888,843
1,101,500	United Natural Foods, Inc.(a)(b)	28,914,375

		41,803,218

Food Products 2.9%
1,255,600	Cosan Ltd. (Class A Stock)(a)(b)	6,504,008
790,200	Dean Foods Co.(a)	15,163,938
441,900	TreeHouse Foods, Inc.(a)	12,713,463

		34,381,409

Gas Utilities 0.4%
113,080	Northwest Natural Gas Co.(b)	5,011,706

Health Care Equipment & Supplies 3.0%
310,800	Beckman Coulter, Inc.	17,759,112
135,000	Idexx Laboratories, Inc.(a)(b)	6,237,000
389,991	Immucor, Inc.(a)	5,366,276
238,715	Integra LifeSciences Holdings Corp.(a)(b)	6,328,335

		35,690,723

Health Care Providers & Services 10.7%
524,600	Air Methods Corp.(a)(b)	14,353,056
321,560	AMERIGROUP Corp.(a)(b)	8,633,886
272,482	Bio-Reference Labs, Inc.(a)(b)	8,613,156
544,980	Centene Corp.(a)(b)	10,888,700
241,600	Henry Schein, Inc.(a)(b)	11,584,720
522,100	MWI Veterinary Supply, Inc.(a)(b)	18,200,406
649,300	Patterson Cos., Inc.(a)(b)	14,089,810
1,308,056	PSS World Medical, Inc.(a)(b)	24,212,117

323,700	Universal Health Services, Inc. (Class B Stock)	15,812,745

		126,388,596

Health Care Technology 0.1%
38,100	Medidata Solutions, Inc.(a)	624,078

Hotels, Restaurants & Leisure 1.7%
481,498	Cheesecake Factory, Inc. (The)(a)(b)	8,329,915
528,100	Jack in the Box, Inc.(a)	11,855,845

		20,185,760

Insurance 4.8%
460,300	Aspen Insurance Holdings Ltd.	10,283,102
1,084,600	Protective Life Corp.	12,407,824
136,200	RLI Corp.	6,101,760
602,000	StanCorp Financial Group, Inc.(b)	17,265,360
158,500	Validus Holdings Ltd.(b)	3,483,830
33,536	White Mountain Insurance Group Ltd.	7,676,726

		57,218,602

Internet Software & Services 4.1%
368,449	Digital River, Inc.(a)	13,382,068
869,400	GSI Commerce, Inc.(a)(b)	12,388,950
54,500	LogMeIn, Inc.(a)	872,000
735,600	SAVVIS, Inc.(a)(b)	8,429,976
1,116,000	Switch & Data Facillities Co., Inc.(a)(b)	13,090,680

		48,163,674

IT Services 1.5%
259,800	Global Payments, Inc.	9,732,108
325,500	Wright Express Corp.(a)	8,290,485

		18,022,593

Life Sciences Tools & Services 0.6%
608,600	Kendle International, Inc.(a)(b)	7,449,264

Machinery 3.3%
243,900	AGCO Corp.(a)(b)	7,090,173
482,229	IDEX Corp.	11,848,367
444,500	Pentair, Inc.	11,388,090
420,012	RBC Bearings, Inc.(a)(b)	8,589,245

		38,915,875

Media 4.0%
588,600	John Wiley & Sons, Inc. (Class A Stock)	19,570,950
2,042,000	Regal Entertainment Group (Class A Stock)(b)	27,138,180

		46,709,130

Metals & Mining 1.0%
233,200	Agnico-Eagle Mines Ltd.(b)	12,238,336

Multiline Retail 0.7%
368,400	Big Lots, Inc.(a)	7,747,452

Oil, Gas & Consumable Fuels 4.5%
363,000	Arch Coal, Inc.(b)	5,579,310
244,200	Bill Barrett Corp.(a)	6,705,732
201,700	Cabot Oil & Gas Corp.(b)	6,180,088
394,000	Concho Resources, Inc.(a)	11,303,860
769,000	Denbury Resources, Inc.(a)(b)	11,327,370
383,100	Encore Acquisition Co.(a)(b)	11,818,635

		52,914,995

Pharmaceuticals 0.6%
266,200	Perrigo Co.	7,395,036

Professional Services 3.0%
483,400	Administaff, Inc.	11,248,718
228,400	Corporate Executive Board Co. (The)	4,741,584
204,400	Huron Consulting Group, Inc.(a)(b)	9,449,412
555,500	Resources Connection, Inc.(a)	9,537,935

		34,977,649

Real Estate Investments Trusts 3.9%
4,320,800	Chimera Investment Corp.(b)	15,079,592
1,142,600	Cogdell Spencer, Inc.	4,901,754
176,300	Kilroy Reality Corp.(b)	3,621,202
2,095,500	MFA Financial, Inc.	14,500,860
203,986	Mid-America Apartment Communities, Inc.(b)	7,488,326

		45,591,734

Road & Rail 0.3%
98,200	Landstar System, Inc.	3,526,362

Semiconductors & Semiconductor Equipment 5.1%
619,100	ATMI, Inc.(a)	9,614,623
988,700	Cavium Networks, Inc.(a)(b)	16,620,047
692,500	Intersil Corp. (Class A Stock)	8,704,725
1,194,700	PMC - Sierra, Inc.(a)(b)	9,509,812
680,800	Power Integrations, Inc.(b)	16,196,232

		60,645,439

Software 3.7%
1,129,999	CommVault Systems, Inc.(a)(b)	18,735,383
479,000	Informatica Corp.(a)(b)	8,234,010
1,160,169	Quest Software, Inc.(a)	16,172,756
12,300	SolarWinds, Inc.(a)	202,827

		43,344,976

Specialty Retail 0.6%
172,100	Ross Stores, Inc.(b)	6,643,060

Textiles, Apparel & Luxury Goods 2.4%
446,300	Phillips-Van Heusen Corp.	12,804,347
478,900	Warnaco Group, Inc. (The)(a)(b)	15,516,360

		28,320,707

Thrifts & Mortgage Finance 0.3%
368,700	Provident Financial Services, Inc.	3,355,170

Water Utilites 0.8%
508,500	Aqua America, Inc.(b)	9,102,150

Wireless Telecommunication Services 3.7%
1,302,300	Centennial Communications Corp.(a)(b)	10,887,228
1,328,600	SBA Communications Corp. (Class A Stock)(a)(b)	32,603,844

		43,491,072

	Total long-term investments (cost $1,232,675,487)	1,141,004,912

SHORT-TERM INVESTMENT 33.5% Affiliated Money Market Mutual Fund
394,466,546	Dryden Core Investment Fund—Taxable Money Market Series (cost $394,466,546; includes $351,288,054 of cash collateral received for securities on loan)(c)(d)	394,466,546

	Total Investments 130.2% (cost $1,627,142,033)(e)	1,535,471,458

	Liabilities in excess of other assets (30.2%)	(356,230,312)

	Net Assets 100.0%	$1,179,241,146

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $339,872,087; cash collateral of $351,288,054 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$ 1,640,816,836	$ 80,435,875	$ (185,781,253)	$(105,345,378)

The difference between book basis and tax basis was primarily attributed to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,141,004,912	$—	$—
Affiliated Money Market Mutual Fund	394,466,546	—	—

	1,535,471,458	—	—
Other Financial Instruments*	—	—	—

Total	$1,535,471,458	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and June 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2009

*	Print the name and title of each signing officer under his or her signature.